CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS
Schedule of contract assets

	2020	2021
Contract assets	1,351	2,588
Allowance for expected credit losses	(112)	(115)
Net	1,239	2,473
Short-term portion	(1,036)	(2,330)
Long-term portion	203	143